Equity (Details)										1 Months Ended				12 Months Ended
		Feb. 29, 2024 $ / shares	Nov. 17, 2023 USD ($) $ / shares shares	Aug. 14, 2023 $ / shares shares	Aug. 01, 2023 shares	Jul. 27, 2023 USD ($) $ / shares shares	Feb. 23, 2023 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Oct. 30, 2020 $ / shares	Jul. 27, 2023 $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Feb. 06, 2024 $ / shares shares	Jul. 31, 2023 $ / shares	Jan. 03, 2023 shares	Dec. 01, 2022 shares	Jul. 10, 2022 shares	Jul. 01, 2022 shares	Dec. 24, 2018 $ / shares	Dec. 24, 2018 $ / shares
Equity [Line Items]
Deferred offering cost (in Dollars) | $													$ 4,296,763
Unrestricted common stock													1,306,007
Price per share (in Dollars per share) | $ / shares						$ 3.5				$ 3.5			$ 3.29
Common stock, shares issued														7,940,298	3,286,190
Consulting and advisory services value per share (in Dollars per share) | $ / shares														$ 20
Sale of common shares										300,000	2,000,000
Gross proceeds (in Dollars) | $														$ 1,050,000	$ 3,663,925
Placement agent fees and legal fees (in Dollars) | $											$ 556,075
Warrant term			5 years								5 years
Shares of common stock			1,000,000								2,000,000
Exercisable price per share								2.45			2.45
Principal amount (in Dollars) | $			$ 1,200,000				$ 3,704,167
Purchase price (in Dollars) | $			$ 1,000,000
Warrant exercise price (in Dollars per share) | $ / shares			$ 2
Fair value of warrants (in Dollars) | $			$ 480,795				$ 1,225,543
Security shares														3,732,167
Repaying securities totaling (in Dollars) | $														$ 3,306,112
Common stock, par value (in Dollars per share) | (per share)														$ 0.001	$ 0.001							$ 1.6	$ 50
Warrant gross proceeds (in Dollars) | $														$ 2,406,338
Common stock to consultants for providing consulting services														29,600
Common stock conversion price (in Dollars per share) | $ / shares			$ 3.5
Percentage of common stock conversion price			90.00%
Purchase warrant term			5 years				5 years
Conversion price per share (in Dollars per share) | $ / shares									$ 2
Common Stock [Member]
Equity [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 20				$ 2.11			$ 2.11
Gross proceeds (in Dollars) | $								$ 4,220,000
Common stock, par value (in Dollars per share) | $ / shares						0.001				$ 0.001
Exercise of pre-funded warrant	[1]													200,000
Aggregate common stock				370,000
Common stock to consultants for providing consulting services	[1]													51,941	193,101
VWAP [Member]
Equity [Line Items]
Trading days			20
Warrant [Member]
Equity [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares						$ 0.001				$ 0.001
Pre-funded warrants shares						200,000				200,000
Warrant gross proceeds (in Dollars) | $						$ 1,750,000
Exercise of pre-funded warrant					200,000
Subsequent Event [Member]
Equity [Line Items]
Price per share (in Dollars per share) | $ / shares																$ 3.5
Common stock, shares issued																1,000,000
Conversion price per share (in Dollars per share) | $ / shares		$ 1
Consultant [Member]
Equity [Line Items]
Common stock, shares issued																		223,411
Lind Global Fund II [Member]
Equity [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares							$ 1.05
Lind Global Fund II [Member]
Equity [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																	$ 3.5
Zhonghui [Member]
Equity [Line Items]
Ownership percentage				20.00%
Barlew Holdings, LLC [Member]
Equity [Line Items]
Common stock, shares issued												75,000								75,000
Placement agent fees and legal fees (in Dollars) | $												$ 169,500
Consulting and advisory services value per share (in Dollars per share) | $ / shares												$ 2.26
Inverlew Advisors, LLC [Member]
Equity [Line Items]
Common stock, shares issued																					250,000
Euro-Asia Investment & Finance Corp Ltd. [Member]
Equity [Line Items]
Common stock, shares issued																			125,000
Thalia Media Ltd. [Member]
Equity [Line Items]
Common stock, shares issued																			100,000
Lind Global Fund II, LP (“Lind”) [Member]
Equity [Line Items]
Shares of common stock							5,291,667
Purchase price (in Dollars) | $							$ 3,175,000
Price per share (in Dollars per share) | $ / shares							$ 1.05

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.